DESCRIPTION OF THE PLAN - Notes Receivable from Participants (Details)	12 Months Ended
Dec. 31, 2025 USD ($) loan
Abbott Laboratories Stock Retirement Plan
DESCRIPTION OF THE PLAN
Percentage of maximum amount that participant may borrow	50.00%
Maximum amount that participant may borrow | $	$ 50,000
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
Abbott Laboratories Stock Retirement Plan | Minimum
DESCRIPTION OF THE PLAN
Number of loans on conversion of vested account balances	1
Abbott Laboratories Stock Retirement Plan | Maximum
DESCRIPTION OF THE PLAN
Number of loans on conversion of vested account balances	2
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
DESCRIPTION OF THE PLAN
Percentage of maximum amount that participant may borrow	50.00%
Maximum amount that participant may borrow | $	$ 50,000
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Minimum
DESCRIPTION OF THE PLAN
Number of loans on conversion of vested account balances	1
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Maximum
DESCRIPTION OF THE PLAN
Number of loans on conversion of vested account balances	2